Eaton Vance

Focused Value Opportunities Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 4.5%
Hexcel Corp.(1)	101,407	$6,029,660
Huntington Ingalls Industries, Inc.	35,850	7,751,129

		$13,780,789

Banks — 5.6%
KeyCorp.	304,219	$7,009,206
Wells Fargo & Co.	217,833	10,177,158

		$17,186,364

Beverages — 4.7%
Constellation Brands, Inc., Class A	27,826	$6,670,449
PepsiCo, Inc.	53,289	7,883,574

		$14,554,023

Biotechnology — 2.4%
Neurocrine Biosciences, Inc.(1)	75,564	$7,270,768

		$7,270,768

Building Products — 2.8%
Johnson Controls International PLC	129,327	$8,605,419

		$8,605,419

Capital Markets — 5.9%
Charles Schwab Corp. (The)	133,654	$9,870,348
Goldman Sachs Group, Inc. (The)	22,356	8,316,879

		$18,187,227

Chemicals — 2.1%
FMC Corp.	54,123	$6,315,613

		$6,315,613

Electric Utilities — 2.3%
Edison International	124,975	$6,982,353

		$6,982,353

Entertainment — 3.7%
Walt Disney Co. (The)(1)	63,075	$11,268,349

		$11,268,349

Equity Real Estate Investment Trusts (REITs) — 4.7%
EastGroup Properties, Inc.	43,361	$6,854,507
Mid-America Apartment Communities, Inc.	46,287	7,438,321

		$14,292,828

Security	Shares	Value
Food Products — 2.1%
Lamb Weston Holdings, Inc.	76,480	$6,308,835

		$6,308,835

Health Care Equipment & Supplies — 3.0%
Medtronic PLC	72,890	$9,227,145

		$9,227,145

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	19,120	$7,875,910

		$7,875,910

Household Products — 3.1%
Procter & Gamble Co. (The)	71,323	$9,617,907

		$9,617,907

Insurance — 9.6%
Allstate Corp. (The)	54,955	$7,507,403
American International Group, Inc.	142,227	7,515,275
Arch Capital Group, Ltd.(1)	195,641	7,804,119
Reinsurance Group of America, Inc.	53,417	6,732,144

		$29,558,941

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(1)	4,573	$10,777,875

		$10,777,875

IT Services — 2.8%
Fidelity National Information Services, Inc.	57,733	$8,601,062

		$8,601,062

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	15,849	$7,441,106

		$7,441,106

Machinery — 6.8%
PACCAR, Inc.	67,947	$6,221,227
Stanley Black & Decker, Inc.	36,191	7,846,209
Westinghouse Air Brake Technologies Corp.	83,421	6,903,922

		$20,971,358

Media — 2.0%
Fox Corp., Class A	163,941	$6,123,196

		$6,123,196

Multi-Utilities — 2.7%
Sempra Energy	60,829	$8,241,721

		$8,241,721

Oil, Gas & Consumable Fuels — 4.4%
EOG Resources, Inc.	80,774	$6,489,383
Phillips 66	81,774	6,887,007

		$13,376,390

Security	Shares	Value
Pharmaceuticals — 6.1%
Johnson & Johnson	68,797	$11,643,892
Sanofi	65,005	6,955,096

		$18,598,988

Software — 2.2%
VMware, Inc., Class A(1)	42,792	$6,756,429

		$6,756,429

Specialty Retail — 2.3%
Best Buy Co., Inc.	60,559	$7,039,378

		$7,039,378

Textiles, Apparel & Luxury Goods — 5.0%
Capri Holdings, Ltd.(1)	133,671	$7,580,483
VF Corp.	96,267	7,674,405

		$15,254,888

Total Common Stocks (identified cost $250,872,532)		$304,214,862

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	2,551,628	$2,551,628

Total Short-Term Investments (identified cost $2,551,628)		$2,551,628

Total Investments — 100.2% (identified cost $253,424,160)		$306,766,490

Other Assets, Less Liabilities — (0.2)%		$(474,329)

Net Assets — 100.0%		$306,292,161

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

The Fund did not have any open derivative instruments at May 31, 2021.

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $2,551,628, which represents 0.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,089,406	$32,025,809	$(34,563,587)	$—	$—	$2,551,628	$527	2,551,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$28,169,420	$—		$—	$28,169,420
Consumer Discretionary	22,294,266	—		—	22,294,266
Consumer Staples	30,480,765	—		—	30,480,765
Energy	13,376,390	—		—	13,376,390
Financials	64,932,532	—		—	64,932,532
Health Care	43,458,821	6,955,096		—	50,413,917
Industrials	43,357,566	—		—	43,357,566
Information Technology	15,357,491	—		—	15,357,491
Materials	6,315,613	—		—	6,315,613
Real Estate	14,292,828	—		—	14,292,828
Utilities	15,224,074	—		—	15,224,074
Total Common Stocks	$297,259,766	$6,955,096	*	$—	$304,214,862
Short-Term Investments	$—	$2,551,628		$—	$2,551,628
Total Investments	$297,259,766	$9,506,724		$—	$306,766,490

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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